Provision for lawsuits and administrative proceedings (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Legal proceedings provision	$ 17,947	$ 18,082
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Legal Proceedings Provision1	2,096	980
Legal proceedings provision	2,096	980	$ 470	$ 300
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	15,747	17,081
Tax Contingent Liability 2 [Member]
IfrsStatementLineItems [Line Items]
Legal Proceedings Provision1	1,814	454
Legal proceedings provision	7,128	4,365
Social Security [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	$ 18,864	$ 17,480